                                RETAIL CLASSES OF


                           AIM AGGRESSIVE GROWTH FUND
                               AIM BLUE CHIP FUND
                          AIM CAPITAL DEVELOPMENT FUND
                                AIM CHARTER FUND
                             AIM CONSTELLATION FUND
                        AIM DENT DEMOGRAPHIC TRENDS FUND
                            AIM EMERGING GROWTH FUND
                         AIM LARGE CAP BASIC VALUE FUND
                            AIM LARGE CAP GROWTH FUND
                             AIM MID CAP GROWTH FUND
                               AIM WEINGARTEN FUND


                     (SERIES PORTFOLIOS OF AIM EQUITY FUNDS)


                        Supplement dated October 1, 2001
         to the Statement of Additional Information dated March 1, 2001 as supplemented May 4, 2001, July 6, 2001, August 1, 2001, September 4, 2001
                             and September 18, 2001

The following information replaces in its entirety the section titled "MANAGEMENT" -"TRUSTEES AND OFFICERS" on page 32 of the Statement of Additional
Information:

"TRUSTEES AND OFFICERS

The trustees and officers of the Trust and their principal occupations during the last five years are set forth below. Unless otherwise indicated, the address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

                                           POSITION(S)                       PRINCIPAL OCCUPATION(S) DURING
NAME, ADDRESS AND AGE                  HELD WITH REGISTRANT                    AT LEAST THE PAST 5 YEARS
=====================                  ====================     ======================================================
*ROBERT H. GRAHAM (54)                 Trustee, Chairman        Chairman, President and Chief Executive Officer, A I M
                                       and President            Management Group Inc.; Chairman and President, A I M
                                                                Advisors, Inc.; Director and Senior Vice President,
                                                                A I M Capital Management, Inc.; Chairman, A I M
                                                                Distributors, Inc., A I M Fund Services, Inc. and Fund
                                                                Management Company; and Director and Vice Chairman,
                                                                AMVESCAP PLC (parent of AIM and a global investment
                                                                management firm).

FRANK S. BAYLEY (62)                   Trustee                  Partner, law firm of Baker & McKenzie; Director and
Two Embarcadero Center                                          Chairman, C.D. Stimson Company (private investment
Suite 2400                                                      company); and Trustee, The Badgley Funds.
San Francisco, CA  94111

--------
* Mr. Graham is an "interested person" of the Trust and AIM as that term is defined in the 1940 Act.

                                           POSITION(S)                       PRINCIPAL OCCUPATION(S) DURING
NAME, ADDRESS AND AGE                  HELD WITH REGISTRANT                    AT LEAST THE PAST 5 YEARS
=====================                  ====================     ======================================================
BRUCE L. CROCKETT (57)                 Trustee                  Director, ACE Limited (insurance company).  Formerly,
906 Frome Lane                                                  Director, President and Chief Executive Officer, COMSAT
McLean, VA   22102                                              Corporation; and Chairman, Board of Governors of
                                                                INTELSAT (international communications company).

OWEN DALY II (77)                      Trustee                  Formerly, Director, Cortland Trust, Inc. (investment
Six Blythewood Road                                             company), CF & I Steel Corp., Monumental Life Insurance
Baltimore, MD   21210                                           Company and Monumental General Insurance Company; and
                                                                Chairman of the Board of Equitable Bancorporation.

ALBERT R. DOWDEN (59)                  Trustee                  Chairman of the Board of Directors, Cortland Trust,
1815 Central Park Drive                                         Inc. (investment company) and DHJ Media, Inc.; and
P.O. Box 774000 - PMB #222                                      Director, Magellan Insurance Company.  Formerly,
Steamboat Springs, CO 80477                                     Director, President and Chief Executive Officer, Volvo
                                                                Group North America, Inc.; Senior Vice President, AB
                                                                Volvo; and Director, The Hertz Corporation, Genmar
                                                                Corporation (boat manufacturer), National Media
                                                                Corporation and Annuity and Life Re (Holdings), Ltd.

EDWARD K. DUNN, JR. (66)               Trustee                  Formerly, Chairman of the Board of Directors,
2 Hopkins Plaza                                                 Mercantile Mortgage Corp.; Vice Chairman of the Board
8th Floor, Suite 805                                            of Directors, President and Chief Operating Officer,
Baltimore, MD   21201                                           Mercantile-Safe Deposit & Trust Co.; and President,
                                                                Mercantile Bankshares Corp.

JACK M. FIELDS (49)                    Trustee                  Chief Executive Officer, Twenty First Century Group,
434 New Jersey Avenue, SE                                       Inc. (governmental affairs company).  Formerly, Member
Washington, DC 20003                                            of the U.S. House of Representatives.

                                           POSITION(S)                       PRINCIPAL OCCUPATION(S) DURING
NAME, ADDRESS AND AGE                  HELD WITH REGISTRANT                    AT LEAST THE PAST 5 YEARS
=====================                  ====================     ======================================================
**CARL FRISCHLING (64)                 Trustee                  Partner, Kramer Levin Naftalis & Frankel LLP (law firm).
919 Third Avenue
New York, NY   10022

PREMA MATHAI-DAVIS (50)                Trustee                  Member, Visiting Committee, Harvard University Graduate
370 East 76th Street                                            School of Education, New School University. Formerly,
New York, NY   10021                                            Chief Executive Officer, YWCA of the USA; Commissioner,
                                                                New York City Department of the Aging; and
                                                                Commissioner, New York City Metropolitan Transportation
                                                                Authority.

LEWIS F. PENNOCK (58)                  Trustee                  Partner, Pennock & Cooper (law firm).
6363 Woodway, Suite 825
Houston, TX   77057

RUTH H. QUIGLEY (66)                   Trustee                  Private investor; and President, Quigley Friedlander &
1055 California Street                                          Co., Inc. (financial advisory services firm) from 1984
San Francisco, CA  94108                                        to 1986.

LOUIS S. SKLAR (62)                    Trustee                  Executive Vice President, Development and Operations,
The Williams Tower                                              Hines Interests Limited Partnership (real estate
50th Floor                                                      development).
2800 Post Oak Blvd.
Houston, TX   77056

GARY T. CRUM (54)                      Senior Vice              Director and President, A I M Capital Management, Inc.;
                                       President                Director and Executive Vice President, A I M Management
                                                                Group Inc.; Director and Senior Vice President, A I M
                                                                Advisors, Inc.; and Director, A I M Distributors, Inc.
                                                                and AMVESCAP PLC (parent of AIM and a global investment
                                                                management firm).

--------
** Mr. Frischling may be an "interested person" of the Trust as that term is defined in the 1940 Act. The law firm in which Mr. Frischling is a partner is counsel to the independent directors/trustees of the AIM Funds and the AIM Funds pay such firm's fees. The AIM Funds believe that Mr. Frischling is not an interested person of the AIM Funds solely as a result of this relationship and are currently communicating with the SEC to confirm their view.

                                           POSITION(S)                       PRINCIPAL OCCUPATION(S) DURING
NAME, ADDRESS AND AGE                  HELD WITH REGISTRANT                    AT LEAST THE PAST 5 YEARS
=====================                  ====================     ======================================================
CAROL F. RELIHAN (46)                  Senior Vice              Director, Senior Vice President, General Counsel and
                                       President and            Secretary, A I M Advisors, Inc.; Director, Senior Vice
                                       Secretary                President, General Counsel and Secretary, A I M
                                                                Management Group Inc.; Director, Vice President and
                                                                General Counsel, Fund Management Company; Vice
                                                                President, A I M Fund Services, Inc., A I M Capital
                                                                Management, Inc. and A I M Distributors, Inc.

DANA R. SUTTON (42)                    Vice President and       Vice President and Fund Treasurer, A I M Advisors, Inc.
                                       Treasurer

MELVILLE B. COX (58)                   Vice President           Vice President and Chief Compliance Officer, A I M
                                                                Advisors, Inc. and A I M Capital Management, Inc.; and
                                                                Vice President, A I M Fund Services, Inc.

EDGAR M. LARSEN (61)                   Vice President           Vice President, A I M Advisors, Inc. and A I M Capital
                                                                Management, Inc.


         The standing committees of the Board of Trustees are the Audit Committee, the Investments Committee and the Committee on Directors/Trustees.

         The members of the Audit Committee are Messrs. Bayley, Crockett, Daly, Dowden (Vice Chair), Dunn (Chair), Fields, Frischling (on leave of absence), Pennock and Sklar, Dr. Mathai-Davis and Ms. Quigley. The Audit Committee is responsible for: (i) considering management's recommendations of independent accountants for each Fund and evaluating such accountants' performance, costs and financial stability; (ii) with AIM, reviewing and coordinating audit plans prepared by the Funds' independent accountants and management's internal audit staff; and (iii) reviewing financial statements contained in periodic reports to shareholders with the Funds' independent accountants and management.

         The members of the Investments Committee are Messrs. Bayley, Crockett, Daly, Dowden, Dunn, Fields, Frischling, Pennock and Sklar (Chair), Dr. Mathai-Davis (Vice Chair) and Ms. Quigley. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters.

         The members of the Committee on Directors/Trustees are Messrs. Bayley, Crockett (Chair), Daly, Dowden, Dunn, Fields (Vice Chair), Pennock and Sklar, Dr. Mathai-Davis and Ms. Quigley. The Committee on Directors/Trustees is responsible for: (i) considering and nominating individuals to stand for election as dis-interested trustees as long as the Trust maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act; (ii) reviewing from time to time the compensation payable to the dis-interested trustees; and (iii) making recommendations to the Board regarding matters related to compensation, including deferred compensation plans and retirement plans for the dis-interested trustees.

         The Committee on Directors/Trustees will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Committee on Directors/Trustees or the Board, as applicable, shall make the final determination of persons to be nominated.

         All of the Trust's trustees also serve as directors or trustees of some or all of the other investment companies managed or advised by AIM. All of the Trust's executive officers hold similar offices with some or all of the other investment companies managed or advised by AIM."

                            INSTITUTIONAL CLASSES OF


                                AIM CHARTER FUND
                             AIM CONSTELLATION FUND
                               AIM WEINGARTEN FUND


                     (SERIES PORTFOLIOS OF AIM EQUITY FUNDS)


                        Supplement dated October 1, 2001
         to the Statement of Additional Information dated March 1, 2001 as supplemented July 13, 2001, August 1, 2001 and September 18, 2001

The following information replaces in its entirety the section titled "MANAGEMENT" - "TRUSTEES AND OFFICERS" on page 26 of the Statement of Additional
Information:

"TRUSTEES AND OFFICERS

         The trustees and officers of the Trust and their principal occupations during the last five years are set forth below. Unless otherwise indicated, the address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

                                           POSITION(S)                       PRINCIPAL OCCUPATION(S) DURING
NAME, ADDRESS AND AGE                  HELD WITH REGISTRANT                    AT LEAST THE PAST 5 YEARS
=====================                  ====================     ======================================================
*ROBERT H. GRAHAM (54)                 Trustee, Chairman        Chairman, President and Chief Executive Officer, A I M
                                       and President            Management Group Inc.; Chairman and President, A I M
                                                                Advisors, Inc.; Director and Senior Vice President,
                                                                A I M Capital Management, Inc.; Chairman A I M
                                                                Distributors, Inc., A I M Fund Services, Inc. and Fund
                                                                Management Company; and Director and Vice Chairman,
                                                                AMVESCAP PLC (parent of AIM and a global investment
                                                                management firm).

FRANK S. BAYLEY (62)                   Trustee                  Partner, law firm of Baker & McKenzie; Director and
Two Embarcadero Center                                          Chairman, C.D. Stimson Company (private investment
Suite 2400                                                      company); and Trustee, The Badgley Funds.
San Francisco, CA  94111

--------
* Mr. Graham is an "interested person" of the Trust and AIM as that term is defined in the 1940 Act.

                                           POSITION(S)                       PRINCIPAL OCCUPATION(S) DURING
NAME, ADDRESS AND AGE                  HELD WITH REGISTRANT                    AT LEAST THE PAST 5 YEARS
=====================                  ====================     ======================================================
BRUCE L. CROCKETT (57)                 Trustee                  Director, ACE Limited (insurance company).  Formerly,
906 Frome Lane                                                  Director, President and Chief Executive Officer,
McLean, VA   22102                                              COMSAT Corporation; and Chairman, Board of Governors
                                                                of INTELSAT (international communications company).

OWEN DALY II (77)                      Trustee                  Formerly, Director, Cortland Trust, Inc. (investment
Six Blythewood Road                                             company), CF & I Steel Corp., Monumental Life
Baltimore, MD   21210                                           Insurance Company and Monumental General Insurance
                                                                Company; and Chairman of the Board of Equitable
                                                                Bancorporation.

ALBERT R. DOWDEN (59)                  Trustee                  Chairman of the Board of Directors, Cortland Trust,
1815 Central Park Drive                                         Inc. (investment company) and DHJ Media, Inc.; and
P.O. Box 774000 - PMB #222                                      Director, Magellan Insurance Company. Formerly,
Steamboat Springs, CO 80477                                     Director, President and Chief Executive Officer, Volvo
                                                                Group North America, Inc.; Senior Vice President, AB
                                                                Volvo; and Director, The Hertz Corporation, Genmar
                                                                Corporation (boat manufacturer), National Media
                                                                Corporation and Annuity and Life Re (Holdings), Ltd.

EDWARD K. DUNN, JR. (66)               Trustee                  Formerly, Chairman of the Board of Directors,
2 Hopkins Plaza                                                 Mercantile Mortgage Corp.; Vice Chairman of the Board
8th Floor, Suite 805                                            of Directors, President and Chief Operating Officer,
Baltimore, MD   21201                                           Mercantile-Safe Deposit & Trust Co.; and President,
                                                                Mercantile Bankshares Corp.

JACK M. FIELDS (49)                    Trustee                  Chief Executive Officer, Twenty First Century Group,
434 New Jersey Avenue, SE                                       Inc. (governmental affairs company).  Formerly,
Washington, DC 20003                                            Member of the U.S. House of Representatives.

                                           POSITION(S)                       PRINCIPAL OCCUPATION(S) DURING
NAME, ADDRESS AND AGE                  HELD WITH REGISTRANT                    AT LEAST THE PAST 5 YEARS
=====================                  ====================     ======================================================
**CARL FRISCHLING (64)                 Trustee                  Partner, Kramer Levin Naftalis & Frankel LLP (law
919 Third Avenue                                                firm).
New York, NY   10022

PREMA MATHAI-DAVIS (50)                Trustee                  Member, Visiting Committee, Harvard University Graduate
370 East 76th Street                                            School of Education, New School University. Formerly,
New York, NY   10021                                            Chief Executive Officer, YWCA of the USA; Commissioner,
                                                                New York City Department of the Aging; and
                                                                Commissioner, New York City Metropolitan Transportation
                                                                Authority.

LEWIS F. PENNOCK (58)                  Trustee                  Partner, Pennock & Cooper (law firm).
6363 Woodway, Suite 825
Houston, TX   77057

RUTH H. QUIGLEY (66)                   Trustee                  Private investor; and President, Quigley Friedlander
1055 California Street                                          & Co., Inc. (financial advisory services firm) from
San Francisco, CA  94108                                        1984 to 1986.

LOUIS S. SKLAR (62)                    Trustee                  Executive Vice President, Development and Operations,
The Williams Tower                                              Hines Interests Limited Partnership (real estate
50th Floor                                                      development).
2800 Post Oak Blvd.
Houston, TX   77056

GARY T. CRUM (54)                      Senior Vice              Director and President, A I M Capital Management,
                                       President                Inc.; Director and Executive Vice President, A I M
                                                                Management Group Inc.; Director and Senior Vice
                                                                President, A I M Advisors, Inc.; and Director, A I M
                                                                Distributors, Inc. and AMVESCAP PLC (parent of AIM
                                                                and a global investment management firm).

--------
** Mr. Frischling may be an "interested person" of the Trust as that term is defined in the 1940 Act. The law firm in which Mr. Frischling is a partner is counsel to the independent directors/trustees of the AIM Funds and the AIM Funds pay such firm's fees. The AIM Funds believe that Mr. Frischling is not an interested person of the AIM Funds solely as a result of this relationship and are currently communicating with the SEC to confirm their view.

                                           POSITION(S)                       PRINCIPAL OCCUPATION(S) DURING
NAME, ADDRESS AND AGE                  HELD WITH REGISTRANT                    AT LEAST THE PAST 5 YEARS
=====================                  ====================     ======================================================
CAROL F. RELIHAN (46)                  Senior Vice              Director, Senior Vice President, General Counsel and
                                       President and            Secretary, A I M Advisors, Inc.; Director, Senior
                                       Secretary                Vice President, General Counsel and Secretary, A I M
                                                                Management Group Inc.; Director, Vice President and
                                                                General Counsel, Fund Management Company; Vice
                                                                President, A I M Fund Services, Inc., A I M Capital
                                                                Management, Inc. and A I M Distributors, Inc.

DANA R. SUTTON (42)                    Vice President and       Vice President and Fund Treasurer, A I M Advisors,
                                       Treasurer                Inc.

MELVILLE B. COX (58)                   Vice President           Vice President and Chief Compliance Officer, A I M
                                                                Advisors, Inc. and A I M Capital Management, Inc.;
                                                                and Vice President, A I M Fund Services, Inc.

EDGAR M. LARSEN (61)                   Vice President           Vice President, A I M Advisors, Inc. and A I M
                                                                Capital Management, Inc.

         The standing committees of the Board of Trustees are the Audit Committee, the Investments Committee and the Committee on Directors/Trustees.

         The members of the Audit Committee are Messrs. Bayley, Crockett, Daly, Dowden (Vice Chair), Dunn (Chair), Fields, Frischling (on leave of absence), Pennock and Sklar, Dr. Mathai-Davis and Ms. Quigley. The Audit Committee is responsible for: (i) considering management's recommendations of independent accountants for each Fund and evaluating such accountants' performance, costs and financial stability; (ii) with AIM, reviewing and coordinating audit plans prepared by the Funds' independent accountants and management's internal audit staff; and (iii) reviewing financial statements contained in periodic reports to shareholders with the Funds' independent accountants and management.

         The members of the Investments Committee are Messrs. Bayley, Crockett, Daly, Dowden, Dunn, Fields, Frischling, Pennock and Sklar (Chair), Dr. Mathai-Davis (Vice Chair) and Ms. Quigley. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters.

         The members of the Committee on Directors/Trustees are Messrs. Bayley, Crockett (Chair), Daly, Dowden, Dunn, Fields (Vice Chair), Pennock and Sklar, Dr. Mathai-Davis and Ms. Quigley. The Committee on Directors/Trustees is responsible for: (i) considering and nominating individuals to stand for election as dis-interested trustees as long as the Trust maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act; (ii) reviewing from time to time the compensation payable to the dis-interested trustees; and (iii) making recommendations to the Board regarding matters related to compensation, including deferred compensation plans and retirement plans for the dis-interested trustees.

         The Committee on Directors/Trustees will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Committee on Directors/Trustees or the Board, as applicable, shall make the final determination of persons to be nominated.

         All of the Trust's trustees also serve as directors or trustees of some or all of the other investment companies managed or advised by AIM. All of the Trust's executive officers hold similar offices with some or all of the other investment companies managed or advised by AIM."